Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Assets:
Cash and deposits with financial institutions	[1]	$ 67,715	$ 85,910	$ 86,323
Trading assets		118,605	133,644	146,312
Securities purchased under resale agreements and securities borrowed		155,217	148,706	127,739
Derivative financial instruments		47,139	54,608	42,302
Customers' liability under acceptances		19,817	19,043	20,404
Liabilities:
Deposits		879,582	876,554	797,259
Financial instruments designated at fair value through profit or loss		22,876	21,927	22,493
Acceptances		19,844	19,070	20,441
Obligations related to securities sold short		44,220	44,620	40,954
Derivative financial instruments		56,880	57,123	42,203
Obligations related to securities sold under repurchase agreements and securities lent		128,145	131,978	123,469
Subordinated debentures		8,413	8,447	6,334
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		67,715	85,910	86,323
Trading assets		118,605	133,644	146,312
Securities purchased under resale agreements and securities borrowed		155,217	148,706	127,739
Derivative financial instruments		47,139	54,608	42,302
Investment securities - fair value		86,674	83,788	57,042
Investment securities - amortized cost		21,548	16,699	18,157
Loans		713,378	689,702	636,986
Customers' liability under acceptances		19,817	19,043	20,404
Other financial assets		25,795	19,349	14,256
Liabilities:
Deposits		879,582	876,554	797,259
Financial instruments designated at fair value through profit or loss		22,876	21,927	22,493
Acceptances		19,844	19,070	20,441
Obligations related to securities sold short		44,220	44,620	40,954
Derivative financial instruments		56,880	57,123	42,203
Obligations related to securities sold under repurchase agreements and securities lent		128,145	131,978	123,469
Subordinated debentures		8,413	8,447	6,334
Other financial liabilities		43,830	41,949	40,254
At fair value [member]
Assets:
Cash and deposits with financial institutions		67,715	85,910	86,323
Trading assets		118,605	133,644	146,312
Securities purchased under resale agreements and securities borrowed		155,217	148,706	127,739
Derivative financial instruments		47,139	54,608	42,302
Investment securities - fair value		86,674	83,788	57,042
Investment securities - amortized cost		21,117	16,107	18,133
Loans		704,332	684,215	641,964
Customers' liability under acceptances		19,817	19,043	20,404
Other financial assets		25,795	19,349	14,256
Liabilities:
Deposits		872,181	869,308	798,335
Financial instruments designated at fair value through profit or loss		22,876	21,927	22,493
Acceptances		19,844	19,070	20,441
Obligations related to securities sold short		44,220	44,620	40,954
Derivative financial instruments		56,880	57,123	42,203
Obligations related to securities sold under repurchase agreements and securities lent		128,145	131,978	123,469
Subordinated debentures		8,273	8,360	6,733
Other financial liabilities		$ 43,281	$ 41,679	$ 39,802

[1]	Net of allowances of $3 (April 30, 2022 – $2; October 31, 2021 – $1).